Operating Leases	12 Months Ended
Dec. 31, 2012
Operating Leases
Operating Leases

9. Operating Leases

        The Company leases office spaces located in Princeton, New Jersey and New York, New York under operating lease arrangements. The Company's Princeton, New Jersey office space lease expires on September 30, 2013, whereas the Company's New York, New York office space lease expired on September 30, 2012. Effective October 1, 2012, the Company's lease for the New York office is month-to-month. Future minimum rental commitments under noncancelable operating leases in effect as of December 31, 2012, are as follows:

2013	$90
Thereafter	—

Total	$90

        Rent expense is calculated on the straight-line basis and amounted to $0.4 million for each of the years ended December 31, 2012 and 2011, respectively. As of December 31, 2011, the excess of the amount recognized as expense over the amount paid amounted to $22 thousand and was recorded as a deferred rent liability in the accompanying Balance Sheets. As of December 31, 2012, there was no deferred rent liability.